PORTALTOCHINA.COM, INC.
                             1802-888 Pacific Street
                             Vancouver, BC  V6Z 2S6
                               Tel: (604) 642-7732
                               Fax: (604) 648-8207

                             PORTALTOCHINA.COM, INC.

                                                                   July 21, 2005


VIA  EDGAR

Brian  K  Bhandari
Staff  Accountant
Securities  and  Exchange  Commission
Division  of  Corporation  Finance
450  Fifth  Street,  N.W.
Washington,  D.C.  20549

     Re:     PORTALTOCHINA.COM,  INC.
             CURRENT  REPORT  ON  FORM  8-K
             FILED  JULY  14,  2005


Dear  Mr.  Bhandari:

In connection with the above-captioned filing, we are filing with the Commission, via Edgar, an amendment of our current report on Form 8-K/A.

We  confirm  as  follows:

(a) Portaltochina.com, Inc. is responsible for the adequacy and accuracy of the disclosure in this filing;

(b) staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and

(c) Portaltochina.com, Inc. may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States. Should the Staff need additional information or have questions concerning our response, please do not hesitate to contact us.

Our responses to the Staff's comments are set forth below in the following paragraphs numbered to correspond to the comments in the Staff's letter. Any capitalized terms used in this letter shall have the meanings ascribed to them in the Registration Statement.

FORM  8-K  FILED  JULY  14,  2005

1. In response to the Staff's comment, we have revised the disclosure to be consistent with the two year audit opinion included in our amended Form SB-2 filed June 2, 2005.

2. In response to the Staff's comment, we are filing as Exhibit 16.1 to our amended Form 8-K filing an updated letter from Moore Stephens.

Should the Staff need additional information or have questions concerning our response, please do not hesitate to contact us.


Yours  very  truly,


/s/  Paul  Fong
Paul  Fong
President  &  CEO